FAIR VALUE - Schedule of quantitative information regarding Level 3 fair value measurements inputs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE
Fair value	Change in fair value of warrant liabilities
Level 3
FAIR VALUE
Initial measurement on November 12, 2021		$ 9,668,000
Transfer to Level 1	$ (4,398,750)
Change in fair value	(2,952,000)	(1,087,250)
Fair value - Beginning balance	8,580,750	0
Fair value - Ending balance	1,230,000	8,580,750
Level 3 | Private Placement Warrants
FAIR VALUE
Initial measurement on November 12, 2021		4,838,000
Transfer to Level 1		0
Change in fair value	(2,952,000)	(656,000)
Fair value - Beginning balance	4,182,000	0
Fair value - Ending balance	1,230,000	4,182,000
Level 3 | Public Warrants
FAIR VALUE
Initial measurement on November 12, 2021		4,830,000
Transfer to Level 1	(4,398,750)
Change in fair value		(431,250)
Fair value - Beginning balance	$ 4,398,750	0
Fair value - Ending balance		$ 4,398,750